Document and Entity Information	Nov. 13, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001959348
Document Type	8-K
Document Period End Date	Nov. 13, 2023
Entity Registrant Name	WK Kellogg Co
Entity Incorporation State Country Code	DE
Entity File Number	001-41755
Entity Tax Identification Number	92-1243173
Entity Address, Address Line One	One Kellogg Square
Entity Address, City or Town	Battle Creek
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49016-3599
City Area Code	(269)
Local Phone Number	401-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.0001 par value per share
Trading Symbol	KLG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false